UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

John J. Mahon, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2022

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2022
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2022
Assets
Investments in securities, at fair value (cost $2,313,099,644)	$2,368,369,643
Purchased options, at fair value (cost $319,842,975)	278,398,747
Cash and cash equivalents (United States Dollars of $139,206,204, of which $139,205,911 is restricted cash)	139,206,204
Receivable for investment securities sold	456,232,703
Due from brokers (including United States Dollars of $280,498,950 and Japanese Yen of $19,050 with a cost of $18,998, all of which is restricted cash)	280,518,001
Unrealized gain on total return swap contracts	89,452,792
Dividends receivable	753,799
Interest receivable	734,519
Other assets	198,427
Total assets	3,613,864,835
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $1,196,245,457)	976,972,521
Payable for investment securities purchased	376,303,735
Withdrawals payable (see Note 3)	110,169,102
Due to brokers (including United States Dollars of $85,385,383, Euros of $99 with a cost of $99 and Japanese Yen of $1,453 with a cost of $1,453)	85,386,935
Unrealized loss on total return swap contracts	30,441,639
Dividends payable on securities sold, not yet purchased	1,876,801
Accounting and investor services fees payable	339,163
Accrued expenses	2,582,003
Total liabilities	1,584,071,899
Members’ Capital	$2,029,792,936
Members’ Capital
Represented by:
Net capital contributions	$1,249,559,624
Total earnings (loss)	780,233,312
Members’ Capital	$2,029,792,936

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2022 Fair Value
	Common Stock – 116.68%
	United States – 82.84%
	Aerospace / Defense – 1.46%
55,349	TransDigm Group, Inc.*	(a)	$29,704,148
	Applications Software – 5.23%
202,134	Confluent, Inc., Class A*		4,697,594
102,162	Elastic NV*		6,913,303
121,648	Five9, Inc.*		11,086,999
225,449	Microsoft Corp.	(a)	57,902,067
35,683	Procore Technologies, Inc.*		1,619,651
140,988	PTC, Inc.*		14,992,664
286,001	Smartsheet, Inc., Class A*		8,989,011
			106,201,289
	Athletic Equipment – 0.27%
592,079	Peloton Interactive, Inc., Class A*		5,435,285
	Building Products - Cement / Aggregate – 1.91%
64,442	Martin Marietta Materials, Inc.	(a)	19,283,624
137,090	Vulcan Materials Co.		19,480,489
			38,764,113
	Coatings / Paint – 1.34%
121,823	The Sherwin-Williams Co.	(a)	27,277,388
	Commercial Services – 0.24%
13,247	Cintas Corp.		4,948,152
	Commercial Services - Finance – 2.47%
124,324	Global Payments, Inc.		13,755,207
58,504	S&P Global, Inc.	(a)	19,719,358
208,553	TransUnion		16,682,154
			50,156,719
	Communications Software – 1.78%
283,139	Avaya Holdings Corp.*		634,231
503,518	RingCentral, Inc., Class A*	(a)	26,313,851
85,392	Zoom Video Communications, Inc., Class A*		9,219,774
			36,167,856
	Computer Aided Design – 7.93%
26,936	Altair Engineering, Inc., Class A*		1,414,140
473,904	Cadence Design Systems, Inc.*	(a)	71,099,817
291,123	Synopsys, Inc.*	(a)	88,414,055
			160,928,012
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 1.88%
201,121	Dynatrace, Inc.*	(a)	$7,932,212
230,923	Twilio, Inc., Class A*	(a)	19,353,657
329,888	ZoomInfo Technologies, Inc., Class A*		10,965,477
			38,251,346
	E-Commerce / Products – 4.23%
808,360	Amazon.com, Inc.*	(a)	85,855,916
	E-Commerce / Services – 4.07%
216,369	DoorDash, Inc., Class A*		13,884,399
277,240	Expedia Group, Inc.*	(a)	26,290,669
800,072	Lyft, Inc., Class A*	(a)	10,624,956
641,004	Marqeta, Inc., Class A*		5,198,542
1,126,758	Uber Technologies, Inc.*	(a)	23,053,469
112,166	Zillow Group, Inc., Class C*		3,561,271
			82,613,306
	Energy - Alternate Sources – 0.04%
110,990	Stem, Inc.*		794,688
	Enterprise Software / Services – 4.85%
377,822	Alteryx, Inc., Class A*		18,294,141
137,429	Avalara, Inc.*	(a)	9,702,487
126,220	Coupa Software, Inc.*		7,207,162
691,589	Qualtrics International, Inc., Class A*		8,651,778
509,352	SS&C Technologies Holdings, Inc.	(a)	29,578,071
1,378,901	UiPath, Inc., Class A*		25,082,209
			98,515,848
	Finance - Credit Card – 6.36%
82,269	American Express Co.		11,404,129
170,896	Mastercard, Inc., Class A	(a)	53,914,270
323,752	Visa, Inc., Class A	(a)	63,743,531
			129,061,930
	Finance - Other Services – 1.64%
354,085	Intercontinental Exchange, Inc.		33,298,153
	Human Resources – 0.59%
68,259	Paylocity Holding Corp.*		11,905,735
	Internet Content - Entertainment – 4.34%
546,303	Meta Platforms, Inc., Class A*	(a)	88,091,359

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical Information Systems – 0.18%
135,059	Schrodinger, Inc.*		$3,566,908
	Medical Labs & Testing Services – 0.57%
107,078	Catalent, Inc.*		11,488,399
	Medical - Biomedical / Genetics – 3.35%
357,510	Akero Therapeutics, Inc.*		3,378,470
382,273	Allovir, Inc.*		1,490,865
142,524	Avidity Biosciences, Inc.*		2,070,874
162,528	BioCryst Pharmaceuticals, Inc.		1,719,546
148,619	Blueprint Medicines Corp.*		7,506,746
119,247	Caribou Biosciences, Inc.*		647,511
167,527	Cerevel Therapeutics Holdings, Inc.*		4,429,414
342,895	Certara, Inc.*		7,358,527
137,604	IGM Biosciences, Inc.*		2,481,000
145,492	Keros Therapeutics, Inc.*		4,019,944
161,912	Sarepta Therapeutics, Inc.*		12,136,924
247,499	TG Therapeutics, Inc.*		1,051,871
329,517	Ultragenyx Pharmaceutical, Inc.*	(a)	19,658,984
			67,950,676
	Medical - Drugs – 0.25%
291,634	ORIC Pharmaceuticals, Inc.*		1,306,520
203,928	PMV Pharmaceuticals, Inc.*		2,905,974
206,707	Rhythm Pharmaceuticals, Inc.*		857,834
			5,070,328
	Metal Processors & Fabrication – 0.11%
64,628	Xometry, Inc., Class A*		2,192,828
	Private Equity – 0.45%
196,688	KKR & Co., Inc.		9,104,688
	REITs - Diversified – 4.38%
196,283	American Tower Corp.		50,167,972
58,939	Equinix, Inc.		38,724,102
			88,892,074
	Retail - Apparel / Shoes – 1.61%
111,190	Burlington Stores, Inc.*	(a)	15,147,414
248,975	Ross Stores, Inc.	(a)	17,485,514
			32,632,928
	Retail - Building Products – 1.40%
162,491	Lowe’s Cos., Inc.	(a)	28,382,303

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Major Department Stores – 2.08%
756,382	The TJX Cos., Inc.	(a)	$42,243,935
	Retail - Restaurants – 2.67%
29,590	Chipotle Mexican Grill, Inc.*	(a)	38,681,823
136,730	Yum! Brands, Inc.		15,520,222
			54,202,045
	Semiconductor Components - Integrated Circuits – 6.61%
414,384	Analog Devices, Inc.	(a)	60,537,359
576,387	QUALCOMM, Inc.	(a)	73,627,675
			134,165,034
	Semiconductor Equipment – 8.55%
230,784	KLA Corp.	(a)	73,638,559
153,674	Lam Research Corp.	(a)	65,488,175
385,595	Teradyne, Inc.		34,530,032
			173,656,766
	Total United States (Cost $1,561,184,304)		$1,681,520,155

	Argentina – 1.85%
	E-Commerce / Products – 1.85%
59,040	MercadoLibre, Inc.*	(a)	37,600,805
	Total Argentina (Cost $41,368,482)		$37,600,805

	Australia – 1.20%
	Enterprise Software / Services – 1.20%
129,939	Atlassian Corp. PLC, Class A*		24,350,568
	Total Australia (Cost $27,528,063)		$24,350,568

	Brazil – 0.61%
	Finance - Investment Banker / Broker – 0.61%
685,265	XP, Inc., Class A*		12,307,359
	Total Brazil (Cost $18,748,436)		$12,307,359

	Canada – 0.95%
	Internet Application Software – 0.95%
620,180	Shopify, Inc., Class A*	(a)	19,374,423
	Total Canada (Cost $31,676,655)		$19,374,423

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	China – 9.54%
	E-Commerce / Products – 2.83%
93,383	Alibaba Group Holding, Ltd. - Sponsored ADR*	$10,615,779
572,836	JD.com, Inc. - Sponsored ADR*	36,787,528
165,366	Pinduoduo, Inc. - Sponsored ADR*	10,219,619
		57,622,926
	Enterprise Software / Services – 0.34%
4,241,447	Ming Yuan Cloud Group Holdings, Ltd.	6,788,953
	Entertainment Software – 1.23%
267,171	NetEase, Inc. - Sponsored ADR	24,943,085
	Real Estate Management / Services – 1.22%
1,375,240	KE Holdings, Inc. - Sponsored ADR*	24,685,558
	Schools – 0.96%
960,286	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	19,551,423
	Transport - Services – 0.87%
1,940,742	Full Truck Alliance Co., Ltd. - Sponsored ADR*	17,583,122
	Web Portals / ISP – 2.09%
285,730	Baidu, Inc. - Sponsored ADR*	42,496,623
	Total China (Cost $191,536,427)	$193,671,690

	France – 7.67%
	Aerospace / Defense - Equipment – 5.53%
699,659	Airbus SE	67,623,338
452,471	Safran SA	44,564,703
		112,188,041
	Apparel Manufacturers – 0.44%
17,642	Kering SA	9,039,321
	Entertainment Software – 0.21%
98,499	Ubisoft Entertainment SA*	4,314,685
	Textile - Apparel – 1.49%
49,605	LVMH Moet Hennessy Louis Vuitton SE	30,166,699
	Total France (Cost $183,383,989)	$155,708,746

	Germany – 1.97%
	Aerospace / Defense – 0.87%
96,824	MTU Aero Engines AG	17,582,722

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	Germany – (continued)
	Athletic Footwear – 1.10%
127,261	adidas AG	$22,452,676
	Total Germany (Cost $46,312,148)	$40,035,398

	Hong Kong – 0.80%
	Casino Hotels – 0.80%
2,704,000	Galaxy Entertainment Group, Ltd.	16,126,928
	Total Hong Kong (Cost $14,778,397)	$16,126,928

	Israel – 0.14%
	Applications Software – 0.14%
133,014	JFrog, Ltd.*	2,802,605
	Total Israel (Cost $7,448,963)	$2,802,605

	Japan – 4.08%
	Audio / Video Products – 3.22%
800,600	Sony Group Corp.	65,383,365
	Finance - Other Services – 0.37%
521,978	Japan Exchange Group, Inc.	7,522,969
	Web Portals / ISP – 0.49%
3,387,703	Z Holdings Corp.	9,884,697
	Total Japan (Cost $83,552,202)	$82,791,031

	Netherlands – 2.17%
	Semiconductor Equipment – 2.17%
92,678	ASML Holding NV	44,103,607
	Total Netherlands (Cost $49,529,152)	$44,103,607

	Singapore – 0.48%
	E-Commerce / Products – 0.48%
144,781	Sea, Ltd. - Sponsored ADR*	9,680,058
	Total Singapore (Cost $5,945,852)	$9,680,058

	Taiwan – 2.15%
	Semiconductor Components - Integrated Circuits – 2.15%
534,528	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	43,697,664
	Total Taiwan (Cost $45,483,904)	$43,697,664

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	Uruguay – 0.23%
	Commercial Services - Finance – 0.23%
175,185	Dlocal, Ltd.*	$4,598,606
	Total Uruguay (Cost $4,622,670)	$4,598,606
	Total Common Stock (Cost $2,313,099,644)	$2,368,369,643
	Total Investments in Securities (Cost $2,313,099,644) – 116.68%	$2,368,369,643
	Total Purchased Options ( Cost $319,842,975) – 13.72%	278,398,747
	Total Securities Sold, Not Yet Purchased (Proceeds $1,196,245,457) – (48.13)%	(976,972,521)
	Other Assets, in Excess of Liabilities – 17.73%**	359,997,067
	Members’ Capital – 100.00%	$2,029,792,936

(a)
Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.

*
Non-income producing security

**
Includes $139,206,204 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 6.86% of Members’ Capital. $139,205,911 of the amount is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at June 30 2022.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2022 Percentage of Members’ Capital (%)
Aerospace / Defense	2.33
Aerospace / Defense - Equipment	5.53
Apparel Manufacturers	0.44
Applications Software	5.37
Athletic Equipment	0.27
Athletic Footwear	1.10
Audio / Video Products	3.22
Building Products - Cement / Aggregate	1.91
Casino Hotels	0.80
Coatings / Paint	1.34
Commercial Services	0.24
Commercial Services - Finance	2.70
Communications Software	1.78
Computer Aided Design	7.93
Computer Software	1.88
E-Commerce / Products	7.54
E-Commerce / Services	5.92
Energy - Alternate Sources	0.04
Entertainment Software	1.44
Enterprise Software / Services	6.39
Finance - Credit Card	6.36
Finance - Investment Banker / Broker	0.61
Finance - Other Services	2.01
Investments in Securities – By Industry	June 30, 2022 Percentage of Members’ Capital (%)
Human Resources	0.59
Internet Application Software	0.95
Internet Content - Entertainment	4.34
Medical Information Systems	0.18
Medical Labs & Testing Service	0.57
Medical - Biomedical / Genetics	3.35
Medical - Drugs	0.25
Metal Processors & Fabrication	0.11
Private Equity	0.45
Real Estate Management / Services	1.22
REITs - Diversified	4.38
Retail - Apparel / Shoes	1.61
Retail - Building Products	1.40
Retail - Major Department Stores	2.08
Retail - Restaurants	2.67
Schools	0.96
Semiconductor Components - Integrated Circuits	8.76
Semiconductor Equipment	10.72
Textile - Apparel	1.49
Transport - Services	0.87
Web Portals / ISP	2.58
Total Investments in Securities	116.68%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2022 Fair Value
			Purchased Options – 13.72%
			Equity Options – 13.38%
			Equity Call Options – 5.48%
			United States – 3.79%
			Athletic Footwear – 0.00%
$17,927,000	1,379	9/16/2022 $130	NIKE, Inc., Class B	$74,466
			Auto - Cars / Light Trucks – 0.40%
72,170,000	1,031	9/16/2022 $700	Tesla, Inc.	8,144,900
			Beverages - Non-Alcoholic – 0.07%
16,602,000	2,767	11/18/2022 $60	The Coca-Cola Co.	1,466,510
			Commercial Services - Finance – 0.05%
10,026,750	1,383	9/16/2022 $72.50	Block, Inc.	734,373
12,709,500	1,374	9/16/2022 $92.50	PayPal Holdings, Inc.	243,198
				977,571
			Communications Software – 0.74%
8,238,000	1,373	9/16/2022 $60	RingCentral, Inc., Class A	672,770
41,157,000	4,842	9/16/2022 $85	Zoom Video Communications, Inc., Class A	14,429,160
				15,101,930
			Data Processing / Management – 0.11%
16,656,000	2,776	9/16/2022 $60	DocuSign, Inc.	2,151,400
			E-Commerce / Products – 0.51%
58,140,000	6,120	9/16/2022 $95	Amazon.com, Inc.	10,312,200
			E-Commerce / Services – 0.25%
45,560,000	268	9/16/2022 $1,700	Booking Holdings, Inc.	4,971,400
			Electronic Component - Semiconductor – 0.15%
19,180,000	2,740	8/19/2022 $70	Advanced Micro Devices, Inc.	2,931,800
			Electronic Forms – 0.13%
53,586,000	1,374	9/16/2022 $390	Adobe, Inc.	2,658,690
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2022 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Enterprise Software / Services – 0.08%
$22,209,000	1,346	8/19/2022 $165	Salesforce, Inc.	$1,480,600
55,340,000	2,767	9/16/2022 $200	Workday, Inc., Class A	166,020
				1,646,620
			Finance - Credit Card – 0.17%
47,936,000	3,424	9/16/2022 $140	American Express Co.	3,441,120
			Finance - Other Services – 0.06%
3,032,000	758	12/16/2022 $40	Coinbase Global, Inc.	1,287,842
			Hotels & Motels – 0.39%
12,600,000	1,008	7/15/2022 $125	Hilton Worldwide Holdings, Inc.	45,360
24,120,000	2,412	10/21/2022 $100	Hilton Worldwide Holdings, Inc.	4,703,400
16,368,000	1,364	10/21/2022 $120	Marriott International, Inc.	3,223,132
				7,971,892
			Internet Content - Entertainment – 0.20%
49,464,000	2,748	8/19/2022 $180	Meta Platforms, Inc., Class A	1,986,804
59,082,000	2,748	8/19/2022 $215	Meta Platforms, Inc., Class A	445,176
27,420,000	1,371	11/18/2022 $200	Meta Platforms, Inc., Class A	1,206,480
35,724,000	1,374	9/16/2022 $260	Netflix, Inc.	327,012
				3,965,472
			REITs - Warehouse / Industrial – 0.00%
19,432,000	1,388	8/19/2022 $140	Prologis, Inc.	69,400
			Semiconductor Components - Integrated Circuits – 0.22%
48,659,000	3,743	10/21/2022 $130	QUALCOMM, Inc.	4,529,030

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2022 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Web Portals / ISP – 0.26%
$43,260,000	206	8/19/2022 $2,100	Alphabet, Inc., Class A	$4,155,638
31,510,000	137	8/19/2022 $2,300	Alphabet, Inc., Class A	1,123,400
				5,279,038
			Total United States (Cost $168,602,008)	$76,981,281
			China – 1.66%
			E-Commerce / Products – 1.66%
19,131,000	2,733	9/16/2022 $70	Alibaba Group Holding, Ltd. – Sponsored ADR	12,257,505
12,670,614	2,739	9/16/2022 $46.26	JD.com., Inc. – Sponsored ADR	5,327,355
19,369,000	5,534	10/21/2022 $35	Pinduoduo, Inc. – Sponsored ADR	16,048,600
			Total China (Cost $16,537,660)	$33,633,460
			Taiwan – 0.03%
			Semiconductor Components - Integrated Circuits – 0.03%
18,261,000	2,029	8/19/2022 $90	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR	308,408
4,424,000	553	10/21/2022 $80	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR	389,865
			Total Taiwan (Cost $3,523,896)	$698,273
			Total Equity Call Options (Cost $188,663,564)	$111,313,014

			Equity Put Options – 7.90%
			United States – 7.90%
			Growth & Income - Large Cap – 1.11%
374,107,000	10,111	12/16/2022 $370	SPDR S&P 500 ETF Trust	22,598,085
			Sector Fund - Technology – 6.79%
422,352,000	15,084	12/16/2022 $280	Invesco QQQ Trust Series 1	34,708,284
521,778,000	18,308	12/16/2022 $285	Invesco QQQ Trust Series 1	46,410,780
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2022 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			United States – (continued)
			Sector Fund - Technology – (continued)
$382,568,000	13,192	12/16/2022 $290	Invesco QQQ Trust Series 1	$36,462,688
142,480,000	4,384	9/16/2022 $325	Invesco QQQ Trust Series 1	20,105,024
				137,686,776
			Total United States (Cost $125,594,111)	$160,284,861
			Total Equity Put Options (Cost $125,594,111)	$160,284,861
			Total Equity Options (Cost $314,257,675)	$271,597,875
			Currency Put Options – 0.34%
			United States – 0.34%
5,062,422	94,624,718	12/16/2022 $5.35	USD-BRL	6,155,764
11,988,564	171,265,207	12/16/2022 $7.00	USD-CNH	645,108
			Total United States (Cost $5,585,300)	$6,800,872
			Total Currency Put Options (Cost $5,585,300)	$6,800,872
			Total Purchased Options (Cost $319,842,975)	$278,398,747

ADR
American Depository Receipt

BRL
Brazilian Real

CNH
Chinese Renminbi Yuan

ETF
Exchange-Traded Fund

REIT
Real Estate Investment Trust

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Purchased Options – By Industry	June 30, 2022 Percentage of Members’ Capital (%)
Athletic Footwear	0.00
Auto - Cars / Light Trucks	0.40
Beverages - Non-Alcoholic	0.07
Commercial Services - Finance	0.05
Communications Software	0.74
Currency	0.34
Data Processing / Management	0.11
E-Commerce / Products	2.17
E-Commerce / Services	0.25
Electronic Component - Semiconductor	0.15
Electronic Forms	0.13
Enterprise Software / Services	0.08
Purchased Options – By Industry	June 30, 2022 Percentage of Members’ Capital (%)
Finance - Credit Card	0.17
Finance - Other Services	0.06
Growth & Income - Large Cap	1.11
Hotels & Motels	0.39
Internet Content - Entertainment	0.20
REITs - Warehouse / Industrial	0.00
Sector Fund - Technology	6.79
Semiconductor Components - Integrated Circuits	0.25
Web Portals / ISP	0.26
Total Purchased Options	13.72%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2022 Fair Value
	Securities Sold, Not Yet Purchased – 48.13%
	Common Stock – 48.13%
	United States – 42.24%
	Advertising Agencies – 1.05%
310,422	The Interpublic Group of Cos., Inc.	$8,545,917
201,270	Omnicom Group, Inc.	12,802,785
		21,348,702
	Apparel Manufacturers – 0.43%
854,424	Hanesbrands, Inc.	8,792,023
	Appliances – 0.33%
42,720	Whirlpool Corp.	6,616,046
	Applications Software – 1.19%
115,294	Asana, Inc., Class A*	2,026,868
137,483	C3.ai, Inc., Class A*	2,510,440
41,087	ServiceNow, Inc.*	19,537,690
		24,074,998
	Athletic Footwear – 0.16%
31,980	NIKE. Inc., Class B	3,268,356
	Auto - Cars / Light Trucks – 1.78%
53,741	Tesla, Inc.*	36,190,264
	Beverages - Non-Alcoholic – 0.65%
210,352	The Coca-Cola Co.	13,233,244
	Commercial Services - Finance – 0.80%
299,534	H&R Block, Inc.	10,579,541
67,491	PayPal Holdings, Inc.*	4,713,571
27,426	Shift4 Payments, Inc., Class A*	906,704
		16,199,816
	Computer Data Security – 0.18%
55,336	Rapid7, Inc.*	3,696,445
	Computer Software – 1.37%
81,319	Akamai Technologies, Inc.*	7,426,864
6,352	Bandwidth Inc., Class A*	119,545
46,240	Cloudflare, Inc., Class A*	2,023,000
37,504	Fastly, Inc., Class A*	435,421
68,824	HashiCorp, Inc., Class A*	2,026,179
57,226	Snowflake, Inc., Class A*	7,957,848
152,604	SolarWinds Corp.*	1,564,191
27,668	Splunk, Inc.*	2,447,511
101,207	Teradata Corp.*	3,745,671
		27,746,230
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computers – 0.91%
82,269	Apple, Inc.	$11,247,818
220,785	HP, Inc.	7,237,332
		18,485,150
	Computers - Memory Devices – 0.37%
106,109	Seagate Technology Holdings, PLC	7,580,427
	Consulting Services – 0.48%
56,016	Verisk Analytics, Inc.	9,695,809
	Consumer Products - Miscellaneous – 1.63%
244,794	Kimberly-Clark Corp.	33,083,909
	Cosmetics & Toiletries – 1.12%
201,724	Colgate-Palmolive Co.	16,166,161
46,379	The Procter & Gamble Co.	6,668,837
		22,834,998
	Data Processing / Management – 0.56%
197,487	DocuSign, Inc.*	11,331,804
	E-Commerce / Products – 0.50%
163,800	Poshmark, Inc., Class A*	1,656,018
197,135	Wayfair, Inc., Class A*	8,587,201
		10,243,219
	E-Commerce / Services – 0.57%
5,767	Booking Holdings, Inc.*	10,086,425
86,365	TripAdvisor, Inc.*	1,537,297
		11,623,722
	Electric - Distribution – 0.86%
183,583	Consolidated Edison, Inc.	17,458,743
	Electric - Integrated – 1.98%
137,328	Duke Energy Corp.	14,722,935
303,468	PPL Corp.	8,233,087
240,556	The Southern Co.	17,154,048
		40,110,070
	Electronic Components - Semiconductors – 5.19%
117,134	GLOBALFOUNDRIES, Inc.*	4,725,186
92,810	Marvell Technology, Inc.	4,040,019
287,663	NVIDIA Corp.	43,606,834
345,380	Texas Instruments, Inc.	53,067,637
		105,439,676

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Forms – 1.75%
96,965	Adobe, Inc.*	$35,495,008
	Enterprise Software / Services – 2.37%
16,185	Blackline, Inc.*	1,077,921
88,942	Salesforce.com, Inc.*	14,678,988
65,513	Veeva Systems, Inc., Class A*	12,974,194
138,419	Workday, Inc., Class A*	19,320,524
		48,051,627
	Finance - Credit Card – 0.43%
530,372	The Western Union Co.	8,735,227
	Food - Confectionery – 0.43%
67,585	The J M Smucker Co.	8,651,556
	Food - Miscellaneous / Diversified – 3.75%
384,573	Campbell Soup Co.	18,478,733
414,650	Conagra Brands, Inc.	14,197,616
282,659	General Mills, Inc.	21,326,621
310,612	Kellogg Co.	22,159,060
		76,162,030
	Internet Application Software – 0.30%
67,525	Okta, Inc.*	6,104,260
	Internet Content - Entertainment – 0.34%
38,991	Netflix, Inc.*	6,818,356
	Investment Management / Advisory Services – 2.26%
189,352	Apollo Global Management, Inc.	9,179,785
252,090	Franklin Resources, Inc.	5,876,218
270,503	T Rowe Price Group, Inc.	30,731,846
		45,787,849
	Medical - Biomedical / Genetics – 0.99%
82,565	Amgen, Inc.	20,088,064
	Motorcycle / Motor Scooter – 0.07%
45,046	Harley-Davidson, Inc.	1,426,156
	Networking Products – 0.44%
210,187	Cisco Systems, Inc.	8,962,374
	Private Equity – 0.14%
48,231	Ares Management Corp., Class A	2,742,415
	Real Estate Management / Services – 0.14%
278,977	Realogy Holdings Corp.*	2,742,344

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Health Care – 0.49%
121,588	Ventas, Inc.	$6,253,271
45,527	Welltower, Inc.	3,749,148
		10,002,419
	REITs - Office Property – 1.89%
81,855	Boston Properties, Inc.	7,283,458
223,914	Brandywine Realty Trust	2,158,531
289,422	Douglas Emmett, Inc.	6,477,264
173,996	Hudson Pacific Properties, Inc.	2,582,101
50,517	Kilroy Realty Corp.	2,643,555
164,843	SL Green Realty Corp.	7,607,504
337,456	Vornado Realty Trust	9,647,867
		38,400,280
	REITs - Regional Malls – 0.27%
57,687	Simon Property Group, Inc.	5,475,650
	REITs - Shopping Centers – 1.38%
150,068	Brixmor Property Group, Inc.	3,032,874
65,864	Federal Realty Investment Trust	6,305,820
377,903	Kimco Realty Corp.	7,471,142
157,996	Regency Centers Corp.	9,370,743
125,235	Urban Edge Properties	1,904,824
		28,085,403
	REITs - Warehouse / Industrial – 0.82%
140,857	Prologis, Inc.	16,571,826
	Retail - Apparel / Shoes – 0.04%
163,579	Chico’s FAS, Inc.*	812,988
	Retail - Bedding – 0.01%
40,338	Bed, Bath & Beyond, Inc.*	200,480
	Retail - Major Department Stores – 0.32%
310,705	Nordstrom, Inc.	6,565,197
	Retail - Miscellaneous / Diversified – 0.27%
464,342	Sally Beauty Holdings, Inc.*	5,534,957
	Retail - Regional Department Stores – 0.52%
236,758	Kohl’s Corp.	8,449,893
109,591	Macy’s, Inc.	2,007,707
		10,457,600

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Restaurants – 0.07%
56,888	The Cheesecake Factory, Inc.	$1,502,981
	Telecommunication Equipment – 0.29%
205,673	Juniper Networks, Inc.	5,861,681
	Telephone - Integrated – 0.35%
273,857	AT&T, Inc.	5,740,043
28,290	Verizon Communications, Inc.	1,435,718
		7,175,761
	Total United States (Proceeds $1,041,250,012)	$857,468,140
	Brazil – 0.01%
	Commercial Services - Finance – 0.01%
18,875	StoneCo, Ltd., Class A*	145,337
	Total Brazil (Proceeds $1,115,899)	$145,337
	Canada – 0.41%
	Medical - Drugs – 0.02%
119,496	Canopy Growth Corp.*	340,142
	Private Equity – 0.39%
179,384	Brookfield Asset Management, Inc., Class A	7,977,206
	Total Canada (Proceeds $13,457,072)	$8,317,348

	China – 2.05%
	Computer Software – 0.01%
108,627	Tuya, Inc. – Sponsored ADR*	284,603
	Computers – 0.07%
1,418,000	Lenovo Group. Ltd.	1,324,583
	Internet Content - Entertainment – 0.02%
13,560	Weibo Corp. – Sponsored ADR*	313,643
	Internet Content - Information / Network – 1.44%
1,115,500	Kuaishou Technology*	12,424,534
371,900	Tencent Holdings, Ltd.	16,796,508
		29,221,042
	Metal - Aluminum – 0.04%
4,170,000	China Zhongwang Holdings, Ltd.	892,780
	Retail - Drug Stores – 0.13%
859,000	Ping An Healthcare and Technology Co., Ltd.*	2,545,161

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	China – (continued)
	Wireless Equipment – 0.34%
3,982,200	Xiaomi Corp., Class B*	$6,922,079
	Total China (Proceeds $50,552,857)	$41,503,891
	France – 0.36%
	Advertising Services – 0.23%
98,209	Publicis Groupe SA	4,790,703
	REITs - Regional Malls – 0.13%
135,520	Klepierre SA	2,601,234
	Total France (Proceeds $7,570,918)	$7,391,937
	Germany – 0.95%
	Enterprise Software / Services – 0.95%
212,231	SAP SE	19,287,759
	Total Germany (Proceeds $29,173,702)	$19,287,759
	Hong Kong – 0.47%
	Electric - Integrated – 0.47%
1,531,000	Power Assets Holdings, Ltd.	9,628,563
	Total Hong Kong (Proceeds $11,994,500)	$9,628,563
	Israel – 0.40%
	Applications Software – 0.30%
58,612	Monday.com, Ltd.*	6,046,414
	Internet Application Software – 0.10%
31,006	Wix.com, Ltd.*	2,032,443
	Total Israel (Proceeds $9,419,284)	$8,078,857
	Japan – 0.01%
	Gas - Distribution – 0.01%
13,100	Tokyo Gas Co., Ltd.	270,669
	Total Japan (Proceeds $311,586)	$270,669
	Netherlands – 0.16%
	Semiconductor Components - Integrated Circuits – 0.16%
21,380	NXP Semiconductors NV	3,164,881
	Total Netherlands (Proceeds $4,073,802)	$3,164,881
	Switzerland – 0.75%
	Computers - Peripheral Equipment – 0.24%
93,694	Logitech International SA*	4,877,710

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stock – (continued)
	Switzerland – (continued)
	Medical - Drugs – 0.51%
122,479	Novartis AG – Sponsored ADR	$10,353,150
	Total Switzerland (Proceeds $17,117,263)	$15,230,860
	Taiwan – 0.32%
	Semiconductor Components - Integrated Circuits – 0.32%
957,796	United Microelectronics Corp. – Sponsored ADR	6,484,279
	Total Taiwan (Proceeds $10,208,562)	$6,484,279
	Total Common Stock (Proceeds $1,196,245,457)	$976,972,521
	Total Securities Sold, Not Yet Purchased (Proceeds $1,196,245,457)	$976,972,521

*
Non-income producing security

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2022 Percentage of Members’ Capital (%)
Advertising Agencies	1.05
Advertising Services	0.23
Apparel Manufacturers	0.43
Appliances	0.33
Applications Software	1.49
Athletic Footwear	0.16
Auto - Cars / Light Trucks	1.78
Beverages - Non-Alcoholic	0.65
Commercial Services - Finance	0.81
Computer Data Security	0.18
Computer Software	1.38
Computers	0.98
Computers - Memory Devices	0.37
Computers - Peripheral Equipment	0.24
Consulting Services	0.48
Consumer Products - Miscellaneous	1.63
Cosmetics & Toiletries	1.12
Data Processing / Management	0.56
E-Commerce / Products	0.50
E-Commerce / Services	0.57
Electric - Distribution	0.86
Electric - Integrated	2.45
Electronic Components - Semiconductors	5.19
Electronic Forms	1.75
Enterprise Software / Services	3.32
Finance - Credit Card	0.43
Food - Confectionery	0.43
Food - Miscellaneous / Diversified	3.75
Gas - Distribution	0.01
Internet Application Software	0.40
Securities Sold, Not Yet Purchased – By Industry	June 30, 2022 Percentage of Members’ Capital (%)
Internet Content - Entertainment	0.36
Internet Content - Information / Network	1.44
Investment Management / Advisory Services	2.26
Medical - Biomedical / Genetics	0.99
Medical - Drugs	0.53
Metal - Aluminum	0.04
Motorcycle / Motor Scooter	0.07
Networking Products	0.44
Private Equity	0.53
Real Estate Management / Services	0.14
REITs - Health Care	0.49
REITs - Office Property	1.89
REITs - Regional Malls	0.40
REITs - Shopping Centers	1.38
REITs - Warehouse / Industrial	0.82
Retail - Apparel / Shoes – 0.04%	0.04
Retail - Bedding	0.01
Retail - Drug Stores	0.13
Retail - Major Department Stores	0.32
Retail - Miscellaneous / Diversified	0.27
Retail - Regional Department Stores	0.52
Retail - Restaurants	0.07
Semiconductor Components - Integrated Circuits	0.48
Telecommunication Equipment	0.29
Telephone - Integrated	0.35
Wireless Equipment	0.34
Total Securities Sold, Not Yet Purchased	48.13%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		June 30, 2022 Unrealized Gain***
	Swap Contracts – 2.91%
	Total Return Swap Contracts - Unrealized Gain – 4.41%
	United States – 2.84%
	Web Portals / ISP – 2.84%
$59,071,727	6/3/2024	Alphabet, Inc., Class A	$57,599,241
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$57,599,241

	Australia – 0.20%
	Commercial Banks - Non-US – 0.20%
(11,065,945)	12/27/2024	Bank of Queensland, Ltd.	2,465,404
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(20,797,688)	12/27/2024	Westpac Banking Corp.	1,562,323
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$4,027,727

	Brazil – 0.14%
	Commercial Services - Finance – 0.14%
(4,622,849)	2/2/2023	Cielo SA	2,931,546
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 1.75%**.
	Total Brazil		$2,931,546

	Japan – 0.38%
	Audio / Video Products – 0.07%
(10,083,564)	12/24/2024	Sharp Corp.	1,475,960
		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2022 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Japan – (continued)
	Bicycle Manufacturing – 0.01%
$(7,545,017)	12/24/2024	Shimano, Inc.	$107,307
		Agreement with Morgan Stanley, dated 05/09/2022 to deliver the total return of the shares of Shimano, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	E-Commerce / Products – 0.07%
(2,755,331)	12/24/2024	Rakuten Group, Inc.	1,422,474
		Agreement with Morgan Stanley, dated 08/16/2021 to deliver the total return of the shares of Rakuten Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Electric Products - Miscellaneous – 0.01%
(458,617)	12/24/2024	Casio Computer Co., Ltd.	171,381
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Electric - Integrated – 0.02%
(4,561,133)	12/24/2024	Chubu Electric Power Co., Inc.	348,889

Agreement with Morgan Stanley, dated 07/28/2021 to
deliver the total return of the shares of Chubu Electric
Power Co., Inc. in exchange for interest based on the
Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.02%
(990,943)	12/24/2024	Ricoh Co., Ltd.	143,573
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(3,528,435)	12/24/2024	Canon, Inc.	113,960
		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2022 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Japan – (continued)
	Office Automation & Equipment – (continued)
$(325,832)	12/24/2024	Konica Minolta, Inc.	$63,944
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			321,477
	Photo Equipment & Supplies – 0.00%
(2,467,413)	12/24/2024	Nikon Corp.	56,749
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Semiconductor Equipment – 0.18%
(16,741,793)	12/24/2024	Advantest Corp.	3,695,883
		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$7,600,120

	Spain – 0.48%
	Building - Heavy Construction – 0.48%
8,809,647	1/4/2024	Cellnex Telecom SA	9,725,142
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$9,725,142

	South Korea – 0.02%
	Electronic Components - Miscellaneous – 0.02%
(1,489,410)	8/14/2023	LG Display Co., Ltd.	384,153
		Agreement with Morgan Stanley, dated 08/09/2021 to deliver the total return of the shares of LG Display Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.0%**.
	Total South Korea		$384,153

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2022 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Taiwan – 0.07%
	Semiconductor Components - Integrated Circuits – 0.07%
$(3,104,122)	1/25/2024	Novatek Microelectronics, Ltd.	$1,219,861

Agreement with Morgan Stanley, dated 07/19/2013 to
deliver the total return of the shares of Novatek
Microelectronics, Ltd. in exchange for interest based
on the Daily Fed Funds Effective Rate less 4.75%**.

(1,419,239)	1/25/2024	United Microelectronics Corp.	246,321

Agreement with Morgan Stanley, dated 08/08/2013 to
deliver the total return of the shares of United
Microelectronics Corp. in exchange for interest based
on the Daily Fed Funds Effective Rate less 7.75%**.

	Total Taiwan		$1,466,182

	United Kingdom – 0.28%
	Cosmetics & Toiletries – 0.10%
(14,688,012)	1/4/2024	Unilever PLC	2,115,132
		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Food - Retail – 0.14%
(4,541,361)	12/14/2023	Marks & Spencer Group PLC	2,774,159

Agreement with Morgan Stanley, dated 02/16/2016 to
deliver the total return of the shares of Marks &
Spencer Group PLC in exchange for interest based on
the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes – 0.04%
(4,568,575)	12/14/2023	Next PLC	829,390
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$5,718,681
	Total Return Swap Contracts - Unrealized Gain****		$89,452,792

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2022 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (1.50%)
	United States – (0.13%)
	Private Equity – (0.13%)
$59,421,472	6/3/2024	The Carlyle Group, Inc.	$(2,688,222)
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$(2,688,222)

	Brazil – (0.35%)
	Finance - Other Services – (0.35%)
33,380,156	2/2/2023	B3 SA-Brasil Bolsa Balcao	(7,118,439)

Agreement with Morgan Stanley, dated 01/30/2019 to
receive the total return of the shares of B3 SA-Brasil
Bolsa Balcao in exchange for interest based on the
Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(7,118,439)

	China – (0.39%)
	Applications Software – (0.39%)
32,033,453	7/16/2024	Glodon Co., Ltd., Class A	(7,956,702)

Agreement with Morgan Stanley, dated 07/10/2020 to
receive the total return of the shares of Glodon Co.,
Ltd., Class A in exchange for interest based on the
Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$(7,956,702)
	Ireland – (0.12%)
	Commercial Services - Finance – (0.12%)
7,038,264	12/14/2023	Experian PLC	(2,503,480)
		Agreement with Morgan Stanley, dated 09/07/2021 to receive the total return of the shares of Experian PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Ireland		$(2,503,480)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2022 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Japan – (0.13%)
	Building Products - Air & Heating – (0.01%)
$(14,289,412)	12/24/2024	Daikin Industries, Ltd.	$(138,693)
		Agreement with Morgan Stanley, dated 04/22/2022 to deliver the total return of the shares of Daikin Industries, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Electric - Integrated – (0.12%)
(7,965,634)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	(2,496,741)

Agreement with Morgan Stanley, dated 02/17/2016 to
deliver the total return of the shares of Tokyo Electric
Power Co. Holdings, Inc. in exchange for interest based
on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$(2,635,434)

	South Korea – (0.28%)
	Petrochemicals – (0.28%)
18,802,555	8/14/2023	LG Chem, Ltd.	(5,635,360)
		Agreement with Morgan Stanley, dated 01/07/2022 to receive the total return of the shares of LG Chem, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$(5,635,360)

	Taiwan – (0.08%)
	Computers - Peripheral Equipment – (0.02%)
(2,036,858)	1/25/2024	Innolux Display Corp.	(388,331)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 9.75%**.
	Electronic Components - Miscellaneous – (0.06%)
(2,873,954)	1/25/2024	AUO Corp.	(1,149,062)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AUO Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 9.25%**.
	Total Taiwan		$(1,537,393)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2022 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	United Kingdom – (0.02%)
	Diversified Banking Institutions – (0.02%)
$(1,624,264)	12/14/2023	HSBC Holdings PLC	$(366,609)
		Agreement with Morgan Stanley, dated 03/12/2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$(366,609)
	Total Return Swap Contracts - Unrealized Loss*****		$(30,441,639)
	Total Swap Contracts, net		$59,011,153

*
Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.

**
Financing rate is variable. Rate indicated is as of June 30, 2022.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2022 Percentage of Members’ Capital (%)
Applications Software	(0.39)
Audio / Video Products	0.07
Bicycle Manufacturing	0.01
Building Products - Air & Heating	(0.01)
Building - Heavy Construction	0.48
Commercial Banks - Non-US	0.20
Commercial Services / Finance	0.02
Computers - Peripheral Equipment	(0.02)
Cosmetics & Toiletries	0.10
Diversified Banking Institutions	(0.02)
E-Commerce / Products	0.07
Electric Products - Miscellaneous	0.01
Electric - Integrated	(0.10)
Swap Contracts – By Industry	June 30, 2022 Percentage of Members’ Capital (%)
Electronic Components - Miscellaneous	(0.04)
Finance - Other Services	(0.35)
Food - Retail	0.14
Office Automation & Equipment	0.02
Petrochemicals	(0.28)
Photo Equipment & Supplies	0.00
Private Equity	(0.13)
Retail - Apparel / Shoes	0.04
Semiconductor Components - Integrated Circuits	0.07
Semiconductor Equipment	0.18
Web Portals / ISP	2.84
Swap Contracts	2.91%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2022
Investment income
Dividends (net of withholding taxes of $818,725)	$10,878,845
Interest	2,102,861
Total investment income	12,981,706
Expenses
Administration fees	18,512,297
Prime broker fees	12,333,400
Dividends on securities sold, not yet purchased	11,545,158
Advisor fees	5,485,125
Accounting and investor services fees	727,536
Interest expense	460,033
Custodian fees	393,147
Legal fees	247,946
Board of Managers’ fees and expenses	211,871
Audit and tax fees	197,146
Insurance expense	87,995
Printing expense	44,631
Miscellaneous	556,626
Total operating expenses	50,802,911
Net investment loss	(37,821,205)
Net realized and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts
Net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts
Net realized gain on securities sold, not yet purchased	92,629,285
Net realized gain on investments in securities	82,627,259
Net realized gain on swap contracts	20,629,498
Net realized loss on foreign currency transactions	(1,272,071)
Net realized loss on purchased options	(44,399,022)
Total net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	150,214,949
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts
Net change in unrealized gain/(loss) on securities sold, not yet purchased	199,970,756
Net change in unrealized gain/(loss) on foreign currency transactions	36,115
Net change in unrealized gain/(loss) on purchased options	(18,106,436)
Net change in unrealized gain/(loss) on swap contracts	(95,285,189)
Net change in unrealized gain/(loss) on investments in securities	(1,423,444,243)
Total net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	(1,336,828,997)
Net realized gain and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	(1,186,614,048)
Net decrease in Members’ Capital resulting from operations	$(1,224,435,253)
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2020	$—	$3,774,355,866	$3,774,355,866
From investment activities
Net investment loss	$—	$(100,857,985)	$(100,857,985)
Net realized gain on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts	—	8,833,788	8,833,788
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts	—	(521,333,968)	(521,333,968)
Incentive allocation	—	—	—
Net decrease in Members’ Capital resulting from operations	—	(613,358,165)	(613,358,165)
Members’ Capital transactions
Capital contributions	—	318,301,559	318,301,559
Capital withdrawals	—	(166,361,974)	(166,361,974)
Net increase in Members’ Capital resulting from capital transactions	—	151,939,585	151,939,585
MEMBERS’ CAPITAL, December 31, 2021	$—	$3,312,937,286	$3,312,937,286
From investment activities
Net investment loss	$—	$(37,821,205)	$(37,821,205)
Net realized gain on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	—	150,214,949	150,214,949
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	—	(1,336,828,997)	(1,336,828,997)
Incentive allocation	—	—	—
Net decrease in Members’ Capital resulting from operations	—	$(1,224,435,253)	$(1,224,435,253)
Members’ Capital transactions
Capital contributions	—	51,460,005	51,460,005
Capital withdrawals	—	(110,169,102)	(110,169,102)
Net decrease in Members’ Capital resulting from capital transactions	—	(58,709,097)	(58,709,097)
MEMBERS’ CAPITAL, June 30, 2022	$—	$2,029,792,936	$2,029,792,936
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2022
Cash flows from operating activities
Net decrease in Members’ Capital resulting from operations	$(1,224,435,253)
Adjustments to reconcile net decrease in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments in securities	3,205,362,628
Purchase of investments in securities	(2,679,288,851)
Proceeds from sale of purchased options	521,408,343
Purchase of options	(701,391,468)
Proceeds from securities sold, not yet purchased	1,692,412,201
Cover of securities sold, not yet purchased	(1,457,548,864)
Net realized gain on investments in securities and purchased options	(130,857,521)
Net change in unrealized (gain)/loss on investments in securities, purchased options and swap contracts	1,336,865,112
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(237,075,805)
Increase in dividends receivable	(110,811)
Increase in interest receivable	(734,519)
Increase in other assets	(50,634)
Increase in payable for investment securities purchased	284,608,048
Decrease in due to brokers	(364,504,750)
Increase in dividends payable on securities sold, not yet purchased	83,458
Increase in accounting and investor services fees	188,084
Decrease in accrued expenses	(328,950)
Net cash provided by operating activities	244,600,448
Cash flows from financing activities
Capital contributions	51,460,005
Capital withdrawals, net of change in withdrawals payable	(105,791,794)
Net cash used in financing activities	(54,331,789)
Net change in cash, cash equivalents and restricted cash	190,268,659
Cash, cash equivalents and restricted cash at beginning of period	229,455,546
Cash, cash equivalents and restricted cash at June 30, 2022	$419,724,205
Supplemental disclosure of cash flow information
Cash paid during the period for interest	$862,219
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at June 30, 2022:
Cash and cash equivalents	$293
Restricted cash included in cash and cash equivalents	139,205,911
Restricted cash included in due from brokers	280,518,001
Total cash, cash equivalents and restricted cash at June 30, 2022	$419,724,205
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited)

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Third Amended and Restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that Alkeon Capital Management L.L.C. (“Alkeon”), the sub-investment adviser of the Company, believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that Alkeon believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager (the “Special Advisory Member”), holds a non-voting special advisory member interest in the Company solely for the purpose of receiving the incentive allocation (see Note 3). OAM and Alkeon are members of the Special Advisory Member. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance by the Company of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member” and collectively, “Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

1.
Organization (continued)

Member has the right to require the Company to redeem any portion of its Interest. However, the Company may from time to time offer to repurchase Interests from Members. Such offers are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
The following is a summary of the Company’s significant accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing specific identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ, at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward contracts are traded over-the-counter. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts. The Company did not hold any forward contracts during the six months ended June 30, 2022.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, and swap contracts on the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. As of June 30, 2022, no securities were fair valued by the Board of Managers.
The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the six months ended June 30, 2022, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.
The following is a summary of the inputs used, as of June 30, 2022, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,368,369,643	Common Stock	$976,972,521
Equity Options	271,597,875	Equity Options	—
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	89,452,792	Total Return Swaps	30,441,639
Currency Options	6,800,872	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$2,736,221,182	Total	$1,007,414,160

c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of  $139,205,911 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, the Bank of New York Mellon (the “Custodian”), of which $135,876,637 is held as collateral for swap contracts and $3,329,274 is held as collateral for securities sold, not yet purchased. At

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

c.
Cash and Cash Equivalents (continued)

June 30, 2022, $139,206,204 in cash equivalents was held at the Custodian in a cash reserve account.
The Company maintains cash in bank deposit accounts with the Custodian which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. As a result, no Federal, state or local income taxes have been paid by the Company and Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense on the Statement of Operations. For the six months ended June 30, 2022, the Company did not accrue any interest or penalties payable. As of June 30, 2022, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2018 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.
e.
New Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement (Topic 820),” which clarifies the guidance in Topic 820 when measuring the fair value of an equity security

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

e.
New Accounting Pronouncements (continued)

subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The amendments affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 is effective for the Company for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. An entity that qualifies as an investment company under Topic 946 should apply the amendments in ASU No. 2022-03 to an investment in an equity security subject to a contractual sale restriction that is executed or modified on or after the date of adoption. The Company is currently evaluating the impact of adopting ASU No. 2022-03 on the financial statements.
3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital determined as of the start of business on the first business day of the month. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40% of Members’ Capital determined as of the start of business on the first business day of the month. Total Multi-Manager administration fees and expenses amounted to $18,512,297 and Multi-Manager advisory services fees and expenses amounted to $5,485,125 for the six months ended June 30, 2022. The administration and advisory fees are computed and paid monthly in arrears to Multi-Manager.
During the six months ended June 30, 2022, Oppenheimer earned $21,337 in brokerage commissions on portfolio transactions executed by it on behalf of the Company. Brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of the entire Interest of a Member), in an amount equal to 20% of the amount by

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account,” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2022, no incentive was credited to the capital account of the Special Advisory Member.
Each member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $50,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $12,500 per annum. Total Board of Managers fees and expenses amounted to $211,871 during the six months ended June 30, 2022. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses amounted to $393,147 during the six months ended June 30, 2022, of which $199,292 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a monthly fee for these services based on Members’ Capital determined as of the last day of each month, and reimburses BNY Mellon for certain expenses. Total BNY Mellon fees and expenses were $727,536 during the six months ended June 30, 2022, of which $339,163 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Morgan Stanley Fund Services USA L.L.C. (“MSFS”) is engaged to provide supplemental trade reconciliation services. The Company pays MSFS a monthly fee for such services. The total fee paid to MSFS was $124,705 during the six months ended June 30, 2022, and is included in miscellaneous expense in the Statement of Operations.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2022, placement fees earned by Oppenheimer were $49,051.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

4.
Indemnifications

The Company has entered into various contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022, were $2,679,288,851 and $3,205,362,628, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2022, were $1,457,548,864 and $1,692,412,201, respectively.
At December 31, 2021, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $2,976,058,877 and $1,056,389,121, respectively.
For Federal income tax purposes, at December 31, 2021, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $1,441,802,504, consisting of $1,657,922,434 gross unrealized gain and $216,119,930 gross unrealized loss.
6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co, Inc. (“Morgan Stanley”) and Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”) (collectively the “Prime Brokers”).
Due from brokers primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of June 30, 2022, which serves as collateral for securities sold, not yet purchased and is restricted.
The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at the Fed Funds Effective rate plus 45 bps for balances less than $140 million and the Fed Funds Effective rate plus 200 bps for balances greater than $140 million. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds from the sale of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of June 30, 2022, the total value of this collateral was $1,089,276,755, comprised of pledged securities with a value of $1,085,947,481 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $3,329,274 of cash which is included in the cash and cash

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

6.
Due from / to Broker (continued)

equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of  $946,036,662 and $139,910,819 are held at the Custodian as of such date on behalf of Morgan Stanley and Merrill Lynch, respectively. Additional cash of  $280,518,001 was held as of such date as collateral for securities sold, not yet purchased of which $272,159,328 and $8,358,673 were held at Morgan Stanley and Merrill Lynch, respectively, which are included in due from brokers in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2022, the average daily amount of the margin borrowings was $123,069,486 and the daily weighted average annualized interest rate was 0.75%. The Company has borrowings outstanding at June 30, 2022, totaling $85,386,935, which is recorded as due to brokers in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments on specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability on the part of the Company to purchase such securities in the future at prevailing market prices. Accordingly, these transactions involve off-balance sheet risk as the Company’s ultimate obligation to purchase of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, the Company’s investments in securities sold, not yet purchased, and amounts included in due from/due to brokers, are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian for the benefit of the Prime Brokers to meet margin requirements as determined by the Prime Brokers. (see Note 6)
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Company has invested approximately 13.64% of Members’ Capital in equity securities, options (including both long and short) and swap contracts of Chinese companies. Political, social or economic changes in the Chinese market, as well as factors affecting international trade and finance (including the imposition by the U.S. of tariffs on Chinese goods), may have a greater impact on the value of the Company’s portfolio due to this concentration of investment in Chinese companies than would be the case absent of such concentration.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified amount of a currency. Risks associated with these transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is reported as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2022, the Company did not hold forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, in a specified index or in the value of a specified security or other instrument, applied to a stated, or “notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps (which can also include contracts for difference), depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of June 30, 2022, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividends and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the value of securities subject to swaps may result in losses to the Company that are greater than the nominal value of the swap as shown on the Company’s financial statements.
When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to all of the Company’s swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap contract defaults on its obligation to the Company, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive from the counterparty, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.
The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid (i.e., the fair value) on each swap contract, respectively, as of June 30, 2022. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to a total return swap could terminate it and request immediate payment or demand increased collateral for the net obligation owed by the Company to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

As of June 30, 2022, $135,876,637 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise by a counterparty of an option written by the Company could require the Company to sell or buy a security at a price different from its current market price.
The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the six months ended June 30, 2022.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Purchased Currency options:
Average notional amount	$20,725,110
Purchased Equity options:
Average notional amount	$2,994,623,421
Total Return swaps:
Average notional amount	$314,673,485
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2022, $271,597,875 and $6,800,872 of the June 30, 2022, fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The net change in unrealized gain/(loss) on purchased options, written options and swaps are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2021
Purchased Equity Options	$7,982,206	$29,960,859	$(21,978,653)
Total Return Swaps	176,653,422	22,357,080	154,296,342
Total Year ended December 31, 2021	$184,635,628	$52,317,939	$132,317,689
Six Months ended June 30, 2022
Purchased Equity Options	$55,056,698	$97,716,497	$(42,659,799)
Total Return Swaps	89,452,792	30,441,639	59,011,153
Six Months ended June 30, 2022	$144,509,490	$128,158,136	$16,351,354
Total net change in unrealized gain/(loss)	$(40,126,138)	$75,840,197	$(115,966,335)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2021
Purchased Currency Options	$—	$1,359,139	$(1,359,139)
Total Year ended December 31, 2021	$—	$1,359,139	$(1,359,139)
Six Months ended June 30, 2022
Purchased Currency Options	$1,662,792	$447,221	$1,215,571
Six Months ended June 30, 2022	$1,662,792	$447,221	$1,215,571
Total net change in unrealized gain/(loss)	$1,662,792	$(911,918)	$2,574,710
The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized loss on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Equity Options	$198,975,702	$237,374,798	$(38,399,096)
Total Return Swaps	38,337,443	17,707,945	20,629,498
Total	$237,313,145	$255,082,743	$(17,769,598)
The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Currency Options	$—	$5,999,926	$(5,999,926)
Total	$—	$5,999,926	$(5,999,926)

8.
Other Risks

The full impact of the coronavirus (COVID-19) outbreak continues to evolve as of the date of this report. As such it is uncertain as to the full magnitude that the pandemic will have on the Company's financial condition. The extent of the impact on the financial performance of the Company will depend on future developments, including (i) the duration and spread of the outbreak, (ii) governmental restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Company’s investments is impacted because of these factors for an extended period, the performance of the Company may be adversely affected.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

8.
Other Risks (continued)

Additionally, in February 2022, Russia commenced a military attack on Ukraine which has led to various countries, including the US, imposing economic sanctions on certain Russian individuals and entities. The current political and financial uncertainty regarding the Russia-Ukraine conflict may have adverse effects on market volatility and global economic growth as well as the markets for certain securities and commodities, such as oil and natural gas, among other sectors. The duration of the conflict, potential for escalation and ultimate effects on the Company cannot currently be predicted.
9.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley. The agreement allows the Company and Morgan Stanley, as counterparty, to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted. (see Note 6).
In the event that the Company fails to post collateral or to comply with any restrictions or provisions of a swap contract, the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.
Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$89,452,792	$(30,441,639)	$—	$59,011,153
Total	$89,452,792	$(30,441,639)	$—	$59,011,153

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (continued)

9.
Balance Sheet Offsetting (continued)

Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$30,441,639	$30,441,639	$—	$—
Total	$30,441,639	$30,441,639	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $135,876,637 of collateral pledged to counterparties related to derivatives trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

10.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Members’ Capital, end of period (000s)	$2,029,793	$3,312,937	$3,774,356	$2,008,674	$1,445,445
Ratio of net investment loss to average Members’ Capital**	(3.01)%***	(2.76)%	(2.66)%	(2.46)%	(2.97)%
Ratio of expenses to average Members’ Capital**	4.04%***	3.21%	3.37%	4.26%	4.39%
Ratio of incentive allocation to average Members’ Capital	0.00%***	0.00%	10.30%	5.51%	0.02%
Portfolio Turnover	84%	92%	151%	85%	136%
Total return-gross*	(36.57)%	(15.51)%	70.93%	42.87%	(6.10)%
Total return-net*	(36.57)%	(15.51)%	56.74%	35.60%	(6.10)%
Ratio of average borrowings to average Members’ Capital	9.78%***	8.10%	4.24%	3.08%	2.66%

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***
Annualized

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2022 (Unaudited) (concluded)

11.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of $7,583,196 from July 1, 2022 through August 24, 2022.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.
III.
Approval of Investment Advisory Agreement

At a meeting held on March 9, 2022, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with Advantage Advisers Multi-Manager, L.L.C (the “Adviser”) for an additional annual period. The meeting was held by videoconference in view of health risks that would have been associated with holding an in-person meeting during the COVID-19 situation and in reliance an exemptive order issued by the Securities and Exchange Commission (the “SEC”) providing, subject to certain conditions, exemptions from certain Investment Company Act sections and rules requiring that votes of the Board be cast in-person.
In approving the renewal of the investment advisory agreement, the Board, including each of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940 as amended, of the Company (the “Independent Managers”), considered various matters at its meeting, at a separate meeting of the Independent Managers held prior to the meeting on March 9, 2022, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by the Adviser; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the estimated profitability to the Adviser of its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services may be realized by the Adviser as the assets of the Company grow; and (v) whether the advisory fee adequately reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.
In considering the nature, scope and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing levels, turnover in the personnel of the Adviser’s managing member, management and the organizational structure of the various affiliates and business units of Oppenheimer & Co. Inc. (“Oppenheimer”) providing services to the Company. At

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

its meeting, the Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting-related services provided by the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services.
The Board also considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of alternative investment product offerings; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.
The Board also reviewed materials relating to the Company’s investment performance. It noted that the Independent Managers had engaged and would continue to engage in discussions with management regarding the Company’s performance in light of the Company’s one-year performance, and further noted that the Company’s performance over longer time periods has been strong. The Board concluded that the Company has been provided with high quality investment advice over a period of many years as demonstrated by the Company’s investment performance since its inception. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon Capital Management L.L.C. (“Alkeon”). The Board found the Company’s performance to be comparable to the performance of those funds.
The Board also considered the fees payable to the Adviser under the investment advisory agreement and administrative services agreement as well as the current and historical expense ratios of the Company. It concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon managed funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds, and that unlike certain peer group funds, the Company does not pay any fees for distribution or shareholder servicing. In addition, the Board considered revenues attributable to the Company received by the Adviser and its affiliates (including fees received for investment advisory and administrative services and the performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to each Member’s capital account is allocated to an affiliate of the Adviser) and the costs incurred by the Adviser in providing services to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, Oppenheimer may charge placement fees to investors and that Oppenheimer compensates its financial advisors for providing investor services related to the Company.
At the Board’s meeting, the Adviser reviewed the methodology used to estimate the Adviser’s costs and profits relating to the Company. It was noted that the payments made by Oppenheimer to its financial

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

advisors were not taken into consideration in estimating the Adviser’s profitability. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships with the Company, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not material or inappropriate.
Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the fees payable by the Company under the investment advisory agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.
With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board recognized that economies of scale may be realized, particularly as the assets of the Company increase, and determined that it would continue to consider potential material economies of scale. It also concluded that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability to the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.
Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, scope and quality of services provided by the Adviser and concluded that the Company was receiving all required services from the Adviser under its agreements with the Company, and that these services were of appropriate quality.
No single factor was determinative to the conclusions of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by the Adviser were adequate and appropriate;

2.
approval of the fees received by the Adviser is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, the benefits to be derived by the Adviser from its relationship with the Company, and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuances of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV. Approval of Sub-Advisory Agreement
At a meeting held on March 9, 2022, the Board approved the renewal for an additional annual period of the sub-investment advisory agreement between the Adviser and Alkeon (the “Sub-Advisory Agreement”), pursuant to which Alkeon is retained to manage the investment portfolio of the Company. The meeting was held by videoconference in view of health risks that would have been associated with holding an in-person meeting during the COVID-19 situation and in reliance on an exemptive order issued by the SEC providing, subject to certain conditions, exemptions from certain Investment Company Act sections and rules requiring that votes of the Board be cast in-person.
In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers considered various matters at its meeting, at a separate meeting of the Independent Managers held prior to the meeting on March 9, 2022, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by Alkeon; (ii) the research and portfolio management capabilities of Alkeon and personnel of Alkeon responsible for providing services to the Company; (iii) the appropriateness of Alkeon staffing levels; (iv) regulatory matters relating to Alkeon; and (v) other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides (including revenues Alkeon receives as a non-managing member of the Adviser), the estimated profitability to Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company.
In its deliberations, the Board considered the fact that the Independent Managers had engaged and would continue to engage in discussions with management regarding the Company’s performance in light of the Company’s one-year performance, and the fact that the Company’s performance over longer time periods has been strong. The Board further considered that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company, which averaged 12.20% annually for the period from inception of the Company in May 1999 through December 2021, which significantly exceeds the returns of relevant indices during that period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar investment funds managed by Alkeon. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, scope and quality of services provided by Alkeon and concluded that the Company was receiving all required services from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon attributable to its relationship with the Company were also considered, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not material or inappropriate.
With respect to the fees payable under the Sub-Advisory Agreement, the Board noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. In addition, the Board noted that each Member’s capital account is subject to a performance-based

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to the Member are allocated to an affiliate of the Adviser, and that (through its ownership of interests in the Adviser and this affiliate) Alkeon shares in the revenues of the Adviser and its affiliate attributable to the Company.
As previously noted with respect to the continuances of the Company’s agreements with the Adviser, the Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are similar to those of other registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon managed funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds.
Consideration was also given to the costs of the services provided by Alkeon and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and the Adviser’s affiliate). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement adequately reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.
Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.
No single factor was determinative to the conclusions of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by Alkeon were adequate and appropriate;

2.
approval of the fees received by Alkeon is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon, the benefits to be derived by Alkeon from its relationship with the Company and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	August 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	August 29, 2022

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date:	August 29, 2022

* Print the name and title of each signing officer under his or her signature.